Convertible Preferred Stock (Tables)	3 Months Ended
Mar. 31, 2026
Series A Convertible Preferred Stock [Member]
Summary of convertible preferred stock

		March 31, 2026
	Par Value	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A Preferred Stock	0.0001	15,000	15,000	$1,500	$—	15,000,000
		15,000	15,000	$1,500	$—	15,000,000

Series C Convertible Preferred Stock [Member]
Summary of convertible preferred stock

		March 31, 2026
	Par Value	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series C Preferred Stock	0.0001	23,000	11,983	$4,429	$—	11,983,000
		23,000	11,983	$4,429	$—	11,983,000